INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES
5.	INVENTORIES

	As of December 31,
	2024	2025
Products	1,387,403	998,465

During the years ended December 31, 2023, 2024 and 2025, inventories were written down by RMB19,910, RMB3,887 and RMB1,807, respectively, to reflect the lower of cost and net realizable value.